UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.7%

$2,600	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,357,186
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 18.2%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	1,087,030
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	1,093,590
	University System, Series 2003E, 5.000%, 11/01/15 - FGIC Insured

3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	3,281,474
	2001G, 5.000%, 7/01/21 - AMBAC Insured

1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,665,643
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,537,350
	2002W, 5.125%, 7/01/27

500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	543,095
	FGIC Insured

1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 - MBIA Insured	2/13 at 100.00	AAA	1,178,078

1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	1,116,620

	Healthcare - 1.2%

200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	211,490
	1999G, 5.000%, 7/01/18 - MBIA Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	541,710
	2002B, 5.500%, 7/01/21 - RAAI Insured

	Housing/Multifamily - 1.2%

750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	774,255
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 4.9%

1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2002F-3,	11/12 at 100.00	AAA	1,016,240
	5.250%, 5/15/33 (Alternative Minimum Tax)

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001D-2,	11/10 at 100.00	AAA	2,060,720
	5.150%, 11/15/22 (Alternative Minimum Tax)

	Long-Term Care - 13.0%

	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 - AMBAC Insured	6/12 at 101.00	AAA	1,049,270
1,500	5.000%, 6/15/32 - AMBAC Insured	6/12 at 101.00	AAA	1,526,625

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and
	Children Inc., Series 2002A:
430	5.000%, 7/01/18 - AMBAC Insured	7/12 at 101.00	AAA	461,214
475	5.000%, 7/01/20 - AMBAC Insured	7/12 at 101.00	AAA	504,037
260	5.000%, 7/01/23 - AMBAC Insured	7/12 at 101.00	AAA	270,624
1,000	5.000%, 7/01/32 - AMBAC Insured	7/12 at 101.00	AAA	1,018,520

600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	606,900
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	514,950
	Home Inc., Series 2003, 5.750%, 12/01/23

	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 - RAAI Insured	8/12 at 101.00	AA	679,582
1,665	4.750%, 8/01/32 - RAAI Insured	8/12 at 101.00	AA	1,615,816

	Tax Obligation/General - 32.4%

	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 - FGIC Insured	11/12 at 100.00	Aaa	562,942
525	5.000%, 11/01/19 - FGIC Insured	11/12 at 100.00	Aaa	559,923
525	5.000%, 11/01/20 - FGIC Insured	11/12 at 100.00	Aaa	556,920
525	5.000%, 11/01/21 - FGIC Insured	11/12 at 100.00	Aaa	553,565
525	5.000%, 11/01/22 - FGIC Insured	11/12 at 100.00	Aaa	550,237

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	1,129,770

500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 - FSA Insured	9/13 at 100.00	AAA	532,750

2,500	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	2,728,950

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21	4/12 at 100.00	AA	1,049,810

450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	483,458

1,000	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	1,147,290

	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	976,106
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	925,704
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	515,055

1,445	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 - AMBAC Insured	11/11 at 101.00	AAA	1,584,905

	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	522,545
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	522,245
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	518,630
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	520,870
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	522,015
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	519,150
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	527,150
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	523,925
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	526,115

	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 - FSA Insured	2/12 at 100.00	AAA	1,366,764
630	4.125%, 2/15/20 - FSA Insured	2/12 at 100.00	AAA	628,564

	Tax Obligation/Limited - 27.6%

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	559,070
	5.375%, 7/01/18 - FSA Insured

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	2,998,101
1,000	5.000%, 12/01/21 - AMBAC Insured	12/12 at 100.00	AAA	1,058,450
1,000	5.000%, 12/01/22 - AMBAC Insured	12/12 at 100.00	AAA	1,043,530

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	525,270
	5.000%, 1/01/23 - FGIC Insured

1,245	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	1,388,399

3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	3,576,965
	7/01/28 - AMBAC Insured

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	A-	960,408
1,000	5.250%, 7/01/20	7/12 at 100.00	A-	1,062,550
1,045	5.250%, 7/01/21	7/12 at 100.00	A-	1,103,259

2,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%,	No Opt. Call	AAA	2,199,443
	6/01/24 - AMBAC Insured

195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	2/12 at 100.00	BBB+	204,914
	5.500%, 8/01/29

750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	BBB-	771,608
	Notes, Series 1998A, 5.500%, 10/01/22

	U.S. Guaranteed*** - 22.1%

3,510	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	3,969,775
	8/15/11) - FGIC Insured(PLG)

400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	441,040
	4.800%, 10/01/18 (Pre-refunded to 10/01/11) - FSA Insured

2,910	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 1998B, 5.000%, 7/01/24	7/08 at 101.00	AAA	3,223,844
	(Pre-refunded to 7/01/08) - MBIA Insured

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,313,120
	5.500%, 10/01/40

570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+***	647,788
	8/01/29 (Pre-refunded to 2/01/12)

1,220	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AA***	1,389,897
	to 4/01/12)

	Utilities - 12.7%

720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	A3	756,461
	Power Company, Series 1993A, 5.850%, 9/01/28

2,000	Connecticut Resource Recovery Authority, Corporate Credit Revenue Bonds, American Ref-Fuel Company	12/11 at 102.00	Baa2	2,075,420
	of Southeastern Connecticut, Series 2001A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	1/05 at 100.00	BBB	1,002,820
1,005	5.500%, 1/01/20 (Alternative Minimum Tax)	1/05 at 100.00	BBB	1,004,930

3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 -	7/10 at 101.00	AAA	3,198,627
	FSA Insured

	Water and Sewer - 12.6%

1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,299,530

2,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	2,240,960

765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	A	796,549
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	2,195,263
1,140	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	1,171,736

250	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	255,080
	5.000%, 11/15/32

$89,520	Total Long-Term Investments (cost $92,373,348) - 149.6%			94,702,184

	Other Assets Less Liabilities - 0.9%			604,696

	Preferred Shares, at Liquidation Value - (50.5)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$63,306,880

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$900,000	2/02/05	2/02/25	$(54,865)

Agreement with Morgan Stanley dated July 15, 2004,
to pay semi-annually the notional amount multiplied by
5.717% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	1,400,000	1/14/05	1/14/35	(73,294)

Agreement with JPMorgan dated July 28, 2004, to pay
quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the arithmetic daily average of the weekly
BMA Municipal Swap Index for the quarter.	5,200,000	12/13/04	12/13/24	(300,919)

				$(429,078)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest
	payments on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
(PLG)	Portion of security, with an aggregate market value of $294,057, has been pledged to collateralize the
	net payment obligations under forward swap contracts.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $92,361,340.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,626,645
	Depreciation	(285,801)

	Net unrealized appreciation of investments	$2,340,844

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.